Segment Information (Schedule of Segment Indentifiable Assets by Geographical Area) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 96,439	$ 100,636
Goodwill			$ 392
Total assets	$ 96,439	$ 100,636	$ 112,565
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	29,444	31,078
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 66,995	$ 69,558